STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Total investments	$ 342,962,788	$ 320,520,478
NON-INTEREST-BEARING CASH	785	14,307
RECEIVABLES:
Employer contributions	122	79
Employee contributions	149	0
Notes receivable from participants	2,105,976	2,589,531
Total receivables	2,106,247	2,589,610
TOTAL ASSETS AVAILABLE FOR BENEFITS	345,069,820	323,124,395
LIABILITIES:
Excess contributions payable	0	154
NET ASSETS AVAILABLE FOR BENEFITS	345,069,820	323,124,241
Mutual funds
ASSETS:
Total investments	83,062,165	115,245,091
Common collective trusts
ASSETS:
Total investments	247,110,731	190,709,486
Common stock
ASSETS:
Total investments	7,088,109	9,544,361
Money market funds
ASSETS:
Total investments	$ 5,701,783	$ 5,021,540